Cash, cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2024, December 31, 2023 and June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$1,436,032	$1,627,181	$1,153,922
Restricted cash	176,203	198,285	163,065
Total cash, cash equivalents and restricted cash	$1,612,235	$1,825,466	$1,316,987

Schedule of restricted cash and cash equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of June 30, 2024, December 31, 2023 and June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$1,436,032	$1,627,181	$1,153,922
Restricted cash	176,203	198,285	163,065
Total cash, cash equivalents and restricted cash	$1,612,235	$1,825,466	$1,316,987